FAIR VALUE MEASUREMENT - Reconciliation of the Level 3 fair value measurement of available-for-sale debt securities (Details) - Level 3 - Available-for-sale debt securities ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Reconciliation of the Level 3 fair value measurements
Balance at beginning of year	¥ 448,776
Unrealized gain	31,176
Balance at end of year	¥ 479,952